UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc.
Address: 2 High Ridge Park

         Stamford, CT  06905

13F File Number:  28-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa D. Crossley
Title:     Director of Compliance
Phone:     (203)322-0189

Signature, Place, and Date of Signing:

     Lisa D. Crossley     Stamford, CT     May 07, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $430,116 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776    36772  1519500 SH       SOLE                  1519500        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511    19355   774190 SH       SOLE                   774190        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390     5621   236871 SH       SOLE                   236871        0        0
BLACKROCK PFD & CORPORATE IN   COM              09255J101    12532   845300 SH       SOLE                   845300        0        0
BLACKROCK PFD INCOME STRATEG   COM              09255H105    52458  3458000 SH       SOLE                  3458000        0        0
BLACKROCK PFD OPPORTUNITY TR   COM SHS          09249V103    12539   762700 SH       SOLE                   762700        0        0
CORTS TR VI IBM DEB            CTF CAL 6.375%   22080F202     1317    54000 SH       SOLE                    54000        0        0
FLAHERTY & CRMN/CLYMR PFD SE   COM SHS          338478100    55311  3734700 SH       SOLE                  3734700        0        0
FLAHERTY & CRMRN CLYMRE T R    COM              338479108    13828   891250 SH       SOLE                   891250        0        0
HANCOCK JOHN PFD INCOME FD     SH BEN INT       41013W108     5839   310000 SH       SOLE                   310000        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103    43094  2500400 SH       SOLE                  2500400        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41013X106     5396   284100 SH       SOLE                   284100        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604    10738   493923 SH       SOLE                   493923        0        0
NATIONAL WESTMINSTER BK PLC    SPON ADR C       638539882      489    19500 SH       SOLE                    19500        0        0
PRUDENTIAL PLC                 PER SUB 6.50%    G7293H189    15872   678008 SH       SOLE                   678008        0        0
PRUDENTIAL PLC                 6.75%SUB REG S   G7293H114    28822  1213544 SH       SOLE                  1213544        0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879      986    40800 SH       SOLE                    40800        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739    16417   736200 SH       SOLE                   736200        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR L RP PF   780097788    15485   786043 SH       SOLE                   786043        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747    11408   536848 SH       SOLE                   536848        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PFD SER P    780097762      963    44500 SH       SOLE                    44500        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770    37223  1685838 SH       SOLE                  1685838        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796     2872   126800 SH       SOLE                   126800        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754     5118   219269 SH       SOLE                   219269        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713    18366   750539 SH       SOLE                   750539        0        0
STRATS TR AMBAC FIN GP 2007-   CL A CTF CALLA   784786204     1295   105400 SH       SOLE                   105400        0        0